Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
May 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 48.9%
5,452	Invesco QQQ Trust Series 1 (a)	$2,830,188
	TOTAL INVESTMENT COMPANIES (Cost $2,184,940)	$2,830,188

SHORT TERM INVESTMENTS - 10.4%
Money Market Funds - 10.4%
604,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.15% (b)(c)	$604,081

	TOTAL SHORT TERM INVESTMENTS (Cost $604,081)	$604,081

	TOTAL INVESTMENTS (Cost $2,789,021) - 59.3%	$3,434,269

	Other Assets in Excess of Liabilities - 40.7%	2,354,697

	TOTAL NET ASSETS - 100.0%	$5,788,965

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) Represents annualized seven-day yield at May 31, 2025.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $604,081.

Long Total Return Swap Contracts (Unaudited)
May 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100®
Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	141	$2,923,350	$80,276
Total return of NASDAQ-100®
Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	65	1,194,675	186,801

					$4,118,025	$267,077

SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025.

Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 52.5%
466,723	Invesco QQQ Trust Series 1 (a)	$242,280,577
	TOTAL INVESTMENT COMPANIES (Cost $141,577,701)	$242,280,577

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
57,057,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.15% (b)(c)	$57,057,830

50,580,000	Invesco Government & Agency Portfolio Institutional Shares, 4.23% (b)(c)	50,580,000

	TOTAL SHORT TERM INVESTMENTS (Cost $107,637,830)	$107,637,830

	TOTAL INVESTMENTS (Cost $249,215,531) - 75.8%	$349,918,407

	Other Assets in Excess of Liabilities - 24.2%	111,997,508

	TOTAL NET ASSETS - 100.0%	$461,915,914

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $107,637,830.

Long Total Return Swap Contracts (Unaudited)
May 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of NASDAQ-100®
Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	11,545	$249,156,945	$(7,948,555)
Total return of NASDAQ-100®
Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	14,953	323,576,451	(9,528,924)

					$572,733,396	$(17,477,479)

SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025.

Direxion Monthly Small Cap Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 46.5%
16,156	iShares Russell 2000 ETF (a)	$3,313,111
	TOTAL INVESTMENT COMPANIES (Cost $2,715,028)	$3,313,111

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
1,471,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.15% (b)(c)	$1,471,941

780,000	Invesco Government & Agency Portfolio Institutional Shares, 4.23% (b)(c)	780,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,251,941)	$2,251,941

	TOTAL INVESTMENTS (Cost $4,966,969) - 78.2%	$5,565,052

	Other Assets in Excess of Liabilities - 21.8%	1,550,068

	TOTAL NET ASSETS - 100.0%	$7,115,119

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) Represents annualized seven-day yield at May 31, 2025.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,251,941.

Long Total Return Swap Contracts (Unaudited)
May 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Russell 2000® Index	SOFR + 0.65%	Bank of America Merrill Lynch	12/11/2025	2,220	$5,200,263	$(696,833)
Total return of Russell 2000® Index	SOFR + 0.54%	UBS Securities LLC	12/17/2025	2,205	4,572,962	(53,143)

					$9,773,225	$(749,976)

SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025.

Direxion Monthly S&P 500® Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 48.0%
87,516	iShares Core S&P 500 ETF (a)	$51,822,599
	TOTAL INVESTMENT COMPANIES (Cost $33,891,889)	$51,822,599

SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
15,730,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.15% (b)(c)	$15,730,000

6,110,000	Invesco Government & Agency Portfolio Institutional Shares, 4.23% (b)(c)	6,110,000

	TOTAL SHORT TERM INVESTMENTS (Cost $21,840,000)	$21,840,000

	TOTAL INVESTMENTS (Cost $55,731,889) - 68.3%	$73,662,599

	Other Assets in Excess of Liabilities - 31.7%	34,158,253

	TOTAL NET ASSETS - 100.0%	$107,820,852

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) Represents annualized seven-day yield at May 31, 2025.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,840,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P 500® Index	SOFR + 0.70%	Bank of America Merrill Lynch	12/11/2025	10,813	$65,621,046	$(2,920,577)

Total return of S&P 500® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	12,281	68,830,958	3,227,873

					$134,452,004	$307,296

SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025.

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 51.2%
43,228	iShares 7-10 Year Treasury Bond ETF (a)	$4,088,072
	TOTAL INVESTMENT COMPANIES (Cost $4,030,333)	$4,088,072

SHORT TERM INVESTMENTS - 24.4%
Money Market Funds - 24.4%
1,380,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.15% (b)(c)	$1,380,000

571,472	Invesco Government & Agency Portfolio Institutional Shares, 4.23% (b)(c)	571,472

	TOTAL SHORT TERM INVESTMENTS (Cost $1,951,472)	$1,951,472

	TOTAL INVESTMENTS (Cost $5,981,805) - 75.6%	$6,039,544

	Other Assets in Excess of Liabilities - 24.4%	1,942,759

	TOTAL NET ASSETS - 100.0%	$7,982,303

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,951,472.

Long Total Return Swap Contracts (Unaudited)
May 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	64,541	$6,103,083	$(21,891)
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.72%	UBS Securities LLC	12/17/2025	39,989	3,737,502	26,300

					$9,840,585	$4,409

SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025.

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.5%
Money Market Funds - 39.5%
70,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.15% (a)(b)	$70,000

170,000	Invesco Government & Agency Portfolio Institutional Shares, 4.23% (a)(b)	170,000

	TOTAL SHORT TERM INVESTMENTS (Cost $240,000)	$240,000

	TOTAL INVESTMENTS (Cost $240,000) - 39.5%	$240,000

	Other Assets in Excess of Liabilities - 60.5%	366,994

	TOTAL NET ASSETS - 100.0%	$606,994

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $240,000.

Short Total Return Swap Contracts (Unaudited)
May 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.65%	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	3,266	$308,865	$1,281

SOFR + 0.05%	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	7,960	749,037	(1,029)

					$1,057,902	$252

SOFR - Secured Overnight Financing Rate was 4.35% as of May 31, 2025.

Hilton Tactical Income Fund

Schedule of Investments

May 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 40.9%	Shares	Value
Exchange Traded Funds – 40.9%
Equity Exchange Traded Funds – 13.9%

Alerian MLP ETF (a)	23,890	$1,141,225

JPMorgan Equity Premium Income ETF (a)	80,475	4,513,843

JPMorgan Nasdaq Equity Premium Income ETF (a)	125,590	6,609,801

Utilities Select Sector SPDR Fund(a)	33,240	2,723,021

Vanguard FTSE Europe ETF (a)	33,445	2,567,238

		17,555,128

Income Exchange Traded Funds – 27.0%

Invesco Senior Loan ETF (a)	180,300	3,761,058

iShares 0-5 Year High Yield Corporate Bond ETF (a)	88,100	3,761,870

iShares MBS ETF (a)	33,990	3,149,174

Janus Henderson AAA CLO ETF(a)	162,455	8,244,591

JPMorgan Income ETF (a)	108,925	5,013,818

Simplify MBS ETF (a)	98,745	4,899,727

Vanguard Short-Term Corporate Bond ETF (a)	19,270	1,524,064

Vanguard Short-Term Treasury ETF (a)	61,225	3,590,234

		33,944,536

TOTAL INVESTMENT COMPANIES (Cost $50,393,905)		51,499,664

COMMON STOCKS - 31.0%	Shares	Value
Aerospace & Defense - 0.4%

General Dynamics Corp.	2,030	565,335

Banks - 1.1%

Cullen/Frost Bankers, Inc.	3,065	389,194

JPMorgan Chase & Co.	3,995	1,054,680

		1,443,874

Beverages - 1.0%

The Coca-Cola Co.	17,360	1,251,656

Biotechnology - 0.5%

Amgen, Inc.	2,000	576,360

Capital Markets - 2.2%

3i Group PLC (United Kingdom) - ADR	20,175	563,891

Ares Management Corp. - Class A	5,365	887,907

Blackrock, Inc.	665	651,627

Blackstone, Inc.	4,510	625,808

		2,729,233

Commercial Services & Supplies - 1.0%

Republic Services, Inc.	4,955	1,274,872

Communications Equipment - 0.4%

Cisco Systems, Inc.	8,070	508,733

Electrical Equipment - 0.5%

Emerson Electric Co.	5,385	642,861

Financial Services - 0.6%

Apollo Global Management, Inc.	6,120	799,823

Food Products - 0.4%

McCormick & Co., Inc.	6,320	459,654

Health Care Providers & Services - 0.7%

Quest Diagnostics, Inc.	5,480	949,903

Health Care REITs - 0.5%

American Healthcare REIT, Inc.	17,415	608,480

Hotels, Restaurants & Leisure - 1.0%

McDonald’s Corp.	3,940	1,236,569

Household Products - 0.7%

The Procter & Gamble Co.	5,140	873,235

Industrial REITs - 0.6%

Prologis, Inc.	7,260	788,436

Interactive Media & Services – 3.0%

Alphabet, Inc. - Class A	9,055	1,555,106

Meta Platforms, Inc. - Class A	3,510	2,272,690

		3,827,796

IT Services - 2.2%

Accenture PLC (Ireland) - Class A	2,562	811,693

International Business Machines Corp.	2,675	692,986

Thomson Reuters Corp. (Canada)	6,405	1,272,321

		2,777,000

Machinery - 0.5%

Xylem, Inc.	5,010	631,460

Oil, Gas & Consumable Fuels - 0.7%

The Williams Cos., Inc.	15,550	940,930

Personal Care Products - 0.7%

Unilever PLC (United Kingdom) - ADR	14,215	907,486

Pharmaceuticals - 1.7%

AstraZeneca PLC (United Kingdom) - ADR	16,705	1,216,625

Eli Lilly & Co.	1,200	885,204

		2,101,829

Professional Services - 0.5%

Booz Allen Hamilton Holding Corp.	5,495	583,844

Residential REITs - 1.4%

AvalonBay Communities, Inc.	5,800	1,199,266

Independence Realty Trust, Inc.	31,545	586,421

		1,785,687

Semiconductors & Semiconductor Equipment - 0.5%

Taiwan Semiconductor Manufacturing Co. Ltd. (China) - ADR	3,385	654,388

Software - 2.9%

Microsoft Corp.	5,695	2,621,750

Oracle Corp.	6,000	993,180

		3,614,930

Specialty Retail - 2.5%

The Home Depot, Inc.	3,150	1,160,114

The TJX Cos., Inc.	8,485	1,076,746

Tractor Supply Co.	18,260	883,784

		3,120,644

Technology Hardware, Storage & Peripherals – 2.0%

Apple, Inc.	10,635	2,136,040

NetApp, Inc.	3,160	313,345

		2,449,385

Trading Companies & Distributors - 0.3%

ITOCHU Corp. (Japan) - ADR	3,750	398,962

Wireless Telecommunication Services - 0.5%

T-Mobile US, Inc.	2,445	592,179

TOTAL COMMON STOCKS (Cost $29,769,660)		39,095,544

CORPORATE BONDS - 19.1%	Par	Value
Aerospace & Defense - 1.1%

General Dynamics Corp., 3.75%, 05/15/2028	270,000	267,533

Lockheed Martin Corp., 5.10%, 11/15/2027	605,000	619,422

RTX Corp., 4.13%, 11/16/2028	500,000	494,494

		1,381,449

Banks - 0.5%

The PNC Financial Services Group, Inc., 5.22% to 01/29/2030 then SOFR + 1.07%, 01/29/2031	610,000	619,549

Biotechnology - 0.5%

AbbVie, Inc., 4.80%, 03/15/2029	610,000	619,147

Broadline Retail - 0.7%

Amazon.com, Inc., 4.65%, 12/01/2029	835,000	850,477

Building Products - 0.5%

Lennox International, Inc., 5.50%, 09/15/2028	590,000	605,215

Capital Markets - 2.3%

Ares Capital Corp., 5.95%, 07/15/2029	600,000	610,010

Ares Management Corp., 6.38%, 11/10/2028	200,000	210,712

Blackstone Secured Lending Fund, 5.88%, 11/15/2027	300,000	305,065

CME Group, Inc., 4.40%, 03/15/2030	605,000	603,710

Nasdaq, Inc., 5.35%, 06/28/2028	520,000	533,457

State Street Corp., 4.73%, 02/28/2030	605,000	608,717

		2,871,671

Communications Equipment - 0.6%

Cisco Systems, Inc., 4.95%, 02/26/2031	730,000	744,210

Consumer Finance - 1.1%

American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	795,000	806,647

Toyota Motor Credit Corp., 4.63%, 01/12/2028	605,000	609,502

		1,416,149

Consumer Staples Distribution & Retail - 0.5%

Walmart, Inc., 3.95%, 09/09/2027	650,000	648,631

Entertainment - 0.5%

Netflix, Inc., 5.88%, 11/15/2028	550,000	576,998

Financial Services – 1.0%

Athene Holding Ltd., 4.13%, 01/12/2028	385,000	378,415

John Deere Capital Corp., 4.15%, 09/15/2027	525,000	523,879

Mastercard, Inc., 4.88%, 03/09/2028	420,000	428,281

		1,330,575

Health Care Equipment & Supplies - 0.5%

Stryker Corp., 4.85%, 02/10/2030	620,000	626,017

Household Products - 0.4%

The Procter & Gamble Co., 3.95%, 01/26/2028	495,000	496,144

Industrial REITs - 0.7%

Prologis LP, 4.88%, 06/15/2028	830,000	841,687

Insurance - 1.0%

Arthur J. Gallagher & Co., 5.00%, 02/15/2032	635,000	636,173

Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	620,000	619,543

		1,255,716

Interactive Media & Services - 0.4%

Meta Platforms, Inc., 3.50%, 08/15/2027	530,000	523,304

Life Sciences Tools & Services - 0.6%

Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	760,000	777,119

Media - 0.4%

Comcast Corp., 4.15%, 10/15/2028	475,000	471,702

Oil, Gas & Consumable Fuels - 0.5%

The Williams Cos., Inc., 5.30%, 08/15/2028	590,000	602,936

Personal Care Products - 0.5%

Kenvue, Inc., 5.00%, 03/22/2030	610,000	624,515

Pharmaceuticals - 0.8%

Merck & Co., Inc., 4.05%, 05/17/2028	585,000	584,583

Pfizer, Inc., 3.60%, 09/15/2028	415,000	408,262

		992,845

Professional Services - 0.5%

Paychex, Inc., 5.10%, 04/15/2030	615,000	622,739

Semiconductors & Semiconductor Equipment - 1.1%

Broadcom, Inc., 5.05%, 07/12/2029	615,000	625,694

Texas Instruments, Inc., 4.60%, 02/15/2028	795,000	804,146

		1,429,840

Software - 0.9%

Intuit, Inc., 5.13%, 09/15/2028	570,000	585,582

Oracle Corp., 5.25%, 02/03/2032	585,000	593,314

		1,178,896

Specialized REITs - 0.4%

Extra Space Storage LP, 5.50%, 07/01/2030	555,000	568,471

Technology Hardware, Storage & Peripherals - 0.6%

Apple, Inc., 4.00%, 05/10/2028	800,000	800,451

TOTAL CORPORATE BONDS (Cost $23,767,908)		24,051,036

U.S. TREASURY SECURITIES - 6.4%	Par	Value

U.S. Treasury Note

5.50%, 08/15/2028	3,170,000	3,327,881

4.13%, 11/30/2029	4,700,000	4,732,404

TOTAL U.S. TREASURY SECURITIES (Cost $7,882,285)		8,060,285

SHORT-TERM INVESTMENTS - 0.1%		Value

Money Market Funds - 0.1%	Shares

Fidelity Investments Money Market Funds Government Portfolio Institutional Class - Class Institutional, 4.22% (b)	99,729	99,729

TOTAL SHORT-TERM INVESTMENTS (Cost $99,729)		99,729

TOTAL INVESTMENTS - 97.5% (Cost $111,913,487)		122,806,258

Other Assets in Excess of Liabilities - 2.5%		3,210,992

TOTAL NET ASSETS - 100.0%		$126,017,250

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

	Asset Class				Liability Class
		Level 1		Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$8,742,203	$590,000	$1,507,301	$59,593	$-
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	2,830,188	604,081	2,186,968	267,077	-
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	242,280,577	107,637,830	128,783,996	-	(17,477,479)
Direxion Monthly S&P 500® Bull 1.75X Fund	51,822,599	21,840,000	34,010,697	3,227,873	(2,920,577)
Direxion Monthly Small Cap Bull 1.75X Fund	3,313,111	2,251,941	2,281,379	-	(749,976)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	4,088,072	1,951,472	1,913,607	26,300	(21,891)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	-	240,000	362,932	1,281	(1,029)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

* Total return swap contracts are valued at the unrealized appreciation/(depreciation).

	$		$		$		$
	Level 1		Level 2		Level 3		Total
Investment Companies		$51,499,664		$-		$-		$51,499,664
Common Stocks		39,095,544		-		-		39,095,544
Corporate Bonds		-		24,051,036		-		24,051,036
U.S. Treasury Securities		8,060,285		-		-		8,060,285
Money Market Funds		99,729		-		-		99,729

For further detail on each asset class, see Schedule of Investments.